Stock Option and bonus plans (Details 2)	12 Months Ended
Mar. 31, 2016 $ / shares
Expected dividend yield	0.00%
Volatility	73.63%
Minimum [Member]
Risk-free interest rate	1.63%
Expected life (years)	4 years 8 months 19 days
Fair value of options at grant date per share	$ 0.81
Maximum [Member]
Risk-free interest rate	2.36%
Expected life (years)	9 years 8 months 19 days
Fair value of options at grant date per share	$ 1.08